Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Feb. 28, 2025		Feb. 29, 2024		Feb. 28, 2025		Feb. 29, 2024		Aug. 31, 2024		Aug. 31, 2023
Income Statement [Abstract]
Revenue	$ 71,124		$ 41,174		$ 123,053		$ 132,492		$ 314,719		$ 388,038
Cost of revenue	70,066		87,075		160,176		187,401		323,038		424,189
Gross loss	1,058		(45,901)		(37,123)		(54,909)		(8,319)		(36,151)
Operating expenses:
Selling and marketing expenses	4,955		5,200		14,698		38,203		61,211		33,531
General and administrative expenses	1,271,390		1,468,559		5,864,523		2,952,548		26,250,276		6,063,488
Total operating expenses	1,276,345		1,473,759		5,879,221		2,990,751		26,311,487		6,097,019
Loss from operation	(1,275,287)		(1,519,660)		(5,916,344)		(3,045,660)		(26,319,806)		(6,133,170)
Other income/(expense)
Interest income/(expense)	91		36		179		76		142		(11)
Other income/(expense)	2,208		88,866		2,273		90,505		4,268		(184,192)
Total other income/(expense)	2,299		88,902		2,452		90,581		4,410		(184,203)
Loss from operation before income taxes	(1,272,988)		(1,430,758)		(5,913,892)		(2,955,079)		(26,315,396)		(6,317,373)
Income tax expenses
Net loss	(1,272,988)		(1,430,758)		(5,913,892)		(2,955,079)		(26,315,396)		(6,317,373)
Less: Net loss attributable to non-controlling interests	(67,166)		(63,854)		(152,669)		(143,852)		(436,805)		(259,480)
Net loss attributable to equity holders of the Company	(1,205,822)		(1,366,904)		(5,761,223)		(2,811,227)		(25,878,591)		(6,057,893)
Other comprehensive loss:
Foreign currency translation adjustment	(4,532)		3,920		14,238		(84,081)		(54,364)		(77,381)
Total comprehensive loss	(1,210,354)		(1,362,984)		(5,746,985)		(2,895,308)		(25,932,955)		(6,135,274)
Less: net comprehensive loss attributable to non-controlling interests	1,302		(2,373)		12,235		(5,166)		(22,573)		(5,535)
Net comprehensive loss attributable to equity holders of the Company	$ (1,211,656)		$ (1,360,611)		$ (5,759,220)		$ (2,890,142)		$ (25,910,382)		$ (6,129,739)
Net loss attributable to equity holders of the Company per common share:
Basic	$ (0.04)		$ (0.05)		$ (0.22)		$ (0.11)		$ (1.01)	[1]	$ (0.24)	[1]
Diluted	$ (0.04)		$ (0.05)		$ (0.22)		$ (0.11)		$ (1.01)	[1]	$ (0.24)	[1]
Weighted average number of common shares outstanding:
Basic	27,180,631	[2]	25,685,591	[2]	26,470,324	[2]	25,671,196	[2]	25,678,138		25,505,879
Diluted	27,180,631	[2]	25,685,591	[2]	26,470,324	[2]	25,671,196	[2]	25,678,138		25,505,879

[1]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11, 2024.
[2]	Retroactively restated to reflect 1-for-4 share consolidation effective on September 11, 2024